Stockholders' Equity - Estimated Amount of Total Share-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
2014	$ 19.3
2015	12.3
2016	3.7
2017	0.2
Total	35.5
2013 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
2014	4.0
2015	4.0
2016
2017
Total	8.0
2012 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
2014	1.7
2015
2016
2017
Total	1.7
2012 President & COO Four-year Incentive Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
2014	0.4
2015	0.3
2016	0.2
2017
Total	0.9
SLO Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
2014	0.7
2015
2016
2017
Total	0.7
Other Long-term Share-based Incentive Compensation Programs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
2014	12.5
2015	8.0
2016	3.5
2017	0.2
Total	$ 24.2